INVESTMENT IN NONCONSOLIDATED AFFILIATE	9 Months Ended
Sep. 30, 2023
Investment In Nonconsolidated Affiliate
INVESTMENT IN NONCONSOLIDATED AFFILIATE

NOTE 3 – INVESTMENT IN NONCONSOLIDATED AFFILIATE

On March 31, 2023, the Company entered into a Securities Exchange Agreement with Plantify, pursuant to which each of the respective parties agreed to issue to the opposite party 19.99% of its issued and outstanding capital stock (the “Securities Exchange”). The Securities Exchange closing occurred on April 5, 2023.

Upon the closing of the Securities Exchange, the Company issued 166,340 shares of the Company’s Common Stock to Plantify, which amount represented 19.99% of Save Foods’ outstanding capital stock as of immediately prior to the closing (and 16.66% of the Company’s outstanding capital stock as of immediately following the closing), and Plantify issued 30,004,349 common shares of Plantify to the Company representing 19.99% of Plantify’s outstanding capital stock as of immediately prior to the closing (and 16.66% of Plantify’s outstanding capital stock as of immediately following the closing).

In connection with the Securities Exchange Agreement, the Company and Plantify executed a debenture (the “Debenture”), whereby the Company agreed to lend C$1,500,000 (approximately US$1,124,000) to Plantify. The Debenture accrues interest at a rate of 8% annually and is repayable by Plantify on October 4, 2024. Outstanding principal under the Debenture may be converted, at the Company’s sole discretion, into common shares of Plantify at a price of C$0.05 per share for the first 12 months of the Debenture issuance date and C$0.10 per share thereafter. Accrued interest may be converted at the market price of Plantify’s common shares, subject to TSX Venture Exchange approval at the time of conversion. Plantify executed a general security agreement in the Company’s favor and pledged to the Company the shares of Plantify’ subsidiary, Peas of Bean Ltd.

On September 7, 2023, the Company purchased additional 55,004,349 common shares of Plantify at a price of C$0.01 per common share (C$404,890), in a rights offering, resulting in an increase of approximately 7% in the Company’s aggregate ownership of the issued and outstanding common shares of Plantify. Following the additional acquisition, the Company owns 85,008,698 common shares of Plantify, representing approximately 23% of its issued and outstanding common shares.

The Company determined that it has a significant influence over Plantify and such investment is accounted for under the equity method of accounting. At the initial recognition of the equity investment, the Company elected the fair value option where subsequent changes in fair value are recognized in earnings. If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, the Company applies it to all its financial interests in the same entity (equity and debt, including guarantees) that are eligible items. The equity investment in common shares of Plantify is classified within Level 1 in the fair value hierarchy as the valuation can be obtained from real time quotes in active markets, and is measured based on Plantify’s closing stock price and prevailing foreign exchange rate at each balance sheet date and the changes in fair value are reflected in gain (loss) on equity investments, net in the consolidated statement of income.

The fair value of the conversion feature loan was estimated using the Black-Scholes option pricing model using a third-party appraiser. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature as of the Securities Exchange closing and for September 30, 2023:

Fair value of the conversion feature	April 5, 2023	September 30, 2023
Expected volatility (%)	78.20%	125.10%
Risk-free interest rate (%)	4.34%	5.32%
Expected dividend yield	0.0%	0.0%
Contractual term (years) (*)	1	0.50
Conversion price (Canadian dollars)	(US$0.04) C$0.054	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.04) C$0.05	(US$0.02) C$0.027
Fair value (U.S. dollars)	$222,400	$42,700

(*)	The Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

The significant observable inputs used in the fair value measurement of the conversion feature are mainly the expected volatility and risk free interest rate. Significant changes in any of those inputs in isolation would have resulted in a change in the fair value measurement.

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 3 – INVESTMENT IN NONCONSOLIDATED SUBSIDIARY (continued)

The fair value of the debt component of the Debenture was estimated with the assistance of a third-party appraiser by discounting the principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, based on the potential risk factor of the debt investment in Plantify, at 24.7%.

For the period between April 5, 2023 through September 30, 2023, an unrealized loss of $87,576 was recorded in loss on investment in nonconsolidated subsidiary in the Company’s consolidated statements of comprehensive loss.

The following tables present Plantify’s summarized financial information. Plantify’s financial information is prepared on the basis of International Financial Reporting Standards (“IFRS”). Any differences between IFRS and GAAP did not have a material impact on Plantify’s summarized financial information. The period presented in the table below commenced on April 5, 2023 when the Company retained an equity investment in Plantify:

April 5, 2023 Through September 30, 2023

Revenue	292,000
Gross loss	(31,000)
loss from continuing operations	(942,000)
Net loss	(1,612,000)

As of
September 30, 2023

Current assets	2,305,000
Noncurrent assets	1,405,000
Current liabilities	2,537,000
Noncurrent liabilities	931,000

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)